Capital disclosures - Liquidity and capitalization (Details) - USD ($)	Dec. 31, 2025	Jun. 27, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of liquidity and capitalization [Line Items]
Cash and cash equivalents	$ 425,331,000		$ 891,910,000	$ 458,015,000
Total liquidity	1,025,331,000		1,391,910,000
Total debt	2,752,900,000		2,414,935,000
Non-controlling interests	283,451,000		287,707,000
Shareholders’ equity	2,443,208,000		2,093,559,000
Total capitalization	$ 5,479,559,000		$ 4,796,201,000
Total debt to capitalization	50.00%		50.00%
Net debt to capitalization	46.00%		39.00%
Revolving Credit Facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	$ 600,000,000		$ 500,000,000
Unsecured notes
Disclosure of liquidity and capitalization [Line Items]
Total debt	2,277,293,000		2,273,881,000
Term Loan A
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	600,000,000	$ 550,000,000
Total debt	347,933,000		0
Other limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 127,674,000		$ 141,054,000